Submission	Feb. 20, 2025
Submission [Line Items]
Central Index Key	0000047111
Registrant Name	HERSHEY CO
Registration File Number	333-279759
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES